Schedules of Concentration of Risk, by Risk Factor (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Concentration Risk [Line Items]
Alternative assets		$ 211,324	$ 259,113	$ 293,916
Alternative Investments [Member] | Industry Risk [Member]
Concentration Risk [Line Items]
Alternative assets		$ 211,324	$ 259,113	$ 293,916
Concentration risk percentage		100.00%	100.00%	100.00%
Alternative Investments [Member] | Industry Risk [Member] | Foodand Staples Retailing Sector [Member]
Concentration Risk [Line Items]
Alternative assets		$ 63,998	$ 63,846	$ 41,721
Concentration risk percentage		30.30%	24.60%	14.20%
Alternative Investments [Member] | Industry Risk [Member] | Softwareand Services Sector [Member]
Concentration Risk [Line Items]
Alternative assets		$ 23,365	$ 41,460	$ 42,908
Concentration risk percentage		11.10%	16.00%	14.60%
Alternative Investments [Member] | Industry Risk [Member] | Diversified Financials Sector [Member]
Concentration Risk [Line Items]
Alternative assets		$ 20,900	$ 22,273	$ 30,297
Concentration risk percentage		9.90%	8.60%	10.30%
Alternative Investments [Member] | Industry Risk [Member] | Utilities Sector [Member]
Concentration Risk [Line Items]
Alternative assets		$ 19,648	$ 15,432	$ 28,768
Concentration risk percentage		9.30%	6.00%	9.80%
Alternative Investments [Member] | Industry Risk [Member] | Semiconductors and Semiconductor Equipment [Member]
Concentration Risk [Line Items]
Alternative assets		$ 17,490	$ 15,426	$ 16,144
Concentration risk percentage		8.30%	6.00%	5.50%
Alternative Investments [Member] | Industry Risk [Member] | Healthcare Sector [Member]
Concentration Risk [Line Items]
Alternative assets		$ 10,660	$ 13,464	$ 16,520
Concentration risk percentage		5.00%	5.20%	5.60%
Alternative Investments [Member] | Industry Risk [Member] | Capital Goods Sector [Member]
Concentration Risk [Line Items]
Alternative assets		$ 5,100	$ 20,532	$ 23,146
Concentration risk percentage		2.40%	7.90%	7.90%
Alternative Investments [Member] | Industry Risk [Member] | Other Sector [Member]
Concentration Risk [Line Items]
Alternative assets	[1]	$ 50,163	$ 66,680
Concentration risk percentage	[1]	23.70%	25.70%
Alternative Investments [Member] | Industry Risk [Member] | Energy Sector [Member]
Concentration Risk [Line Items]
Alternative assets			$ 11,306	$ 19,930
Concentration risk percentage			4.40%	6.80%
Alternative Investments [Member] | Industry Risk [Member] | Other Sectors [Member]
Concentration Risk [Line Items]
Alternative assets	[2]		$ 55,374	$ 74,482
Concentration risk percentage	[2]		21.30%	25.30%
Net Assets, Geographic Area [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Alternative assets		$ 211,324	$ 259,113	$ 293,916
Concentration risk percentage		100.00%	100.00%	100.00%
Net Assets, Geographic Area [Member] | Geographic Concentration Risk [Member] | North America [Member]
Concentration Risk [Line Items]
Alternative assets		$ 91,089	$ 135,066	$ 164,205
Concentration risk percentage		43.10%	52.10%	55.90%
Net Assets, Geographic Area [Member] | Geographic Concentration Risk [Member] | South America [Member]
Concentration Risk [Line Items]
Alternative assets		$ 64,720	$ 64,969	$ 43,543
Concentration risk percentage		30.60%	25.10%	14.80%
Net Assets, Geographic Area [Member] | Geographic Concentration Risk [Member] | Asia [Member]
Concentration Risk [Line Items]
Alternative assets		$ 40,190	$ 41,948	$ 49,385
Concentration risk percentage		19.00%	16.20%	16.80%
Net Assets, Geographic Area [Member] | Geographic Concentration Risk [Member] | Europe [Member]
Concentration Risk [Line Items]
Alternative assets		$ 15,212	$ 17,018	$ 35,870
Concentration risk percentage		7.20%	6.60%	12.20%
Net Assets, Geographic Area [Member] | Geographic Concentration Risk [Member] | Africa [Member]
Concentration Risk [Line Items]
Alternative assets		$ 113	$ 112	$ 913
Concentration risk percentage		0.10%		0.30%

[1]	Industries in this category each comprise less than 5 percent. Capital goods is shown separately as it comprised greater than 5 percent in the prior period.
[2]	Industries in this category each comprise less than 5 percent. Energy is shown separately as it comprised greater than 5 percent in the prior period.